Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Jun. 14, 2020
Document Creation Date	dei_DocumentCreationDate	Sep. 02, 2020